Contractual Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Contractual Commitments [Line Items]
Contractual commitments	$ 2,715,464,000
Total obligation related to operating leases	212,300,000
Total rental expense	13,100,000	7,000,000	4,900,000
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	2,067,942,000
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	263,877,000
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
Contractual commitments	$ 171,306,000